Shareholders' Equity	12 Months Ended
Dec. 31, 2015
Shareholders' Equity / Accumulated Other Comprehensive Income (Loss) [Abstract]
SHAREHOLDERS' EQUITY
NOTE 9:-	SHAREHOLDERS' EQUITY

a.	Company's shares:

Ordinary shares:

Any ordinary share confers equal rights to dividends and bonus shares, and to participate in the distribution of surplus assets upon liquidation in proportion to the par value of each share regardless of any premium paid thereon, all subject to the provisions of the Company’s articles of association. Each ordinary share confers its holder the right to participate in the general meeting of the Company and one vote in the voting.

Preferred A-1 shares:

On April 8, 2015 the Company consummated its IPO and all preferred shares were converted to ordinary shares.

b.	Stock option plan:

A summary of the Company’s stock option activity and related information is as follows:

	Number of shares upon exercise	Weighted average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	2,578,328	$1.47	5.61	$21,909
Granted	771,083	$12.91	9.13	174
Exercised	(528,984)	$0.82	2.47	5,281
Forfeited	(51,423)	$4.29	6.57	-

Outstanding at end of year	2,769,004	$4.74	7.19	$18,580

Exercisable at end of year	1,092,935	$1.43	5.00	$10,254

Vested and expected to vest	2,581,392	$4.41	7.07	$17,931

As of December 31, 2015, $ 8,237 in unrecognized compensation cost related to stock options is expected to be recognized over a weighted average vesting period of 2.99 years.

The weighted average fair value of options granted during the years ended December 31, 2013, 2014 and 2015 was 2.47, 4.46 and 7.11 per share, respectively. The weighted average fair value of options vested during the year ended December 31, 2015 was $2.151.

c.	The options outstanding as of December 31, 2015, have been classified by exercise price, as follows:

	Options outstanding at December 31, 2015			Options exercisable at December 31, 2015
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

0.4-0.9	445,750	0.64	2.13	410,525	0.64	2.04
1.1-1.6	419,525	1.40	5.30	295,016	1.34	4.53
2.1-2.2	1,145,232	2.13	8.47	379,894	2.13	8.46
10	209,822	9.97	8.38	-	-	-
13.0-15.3	548,675	14.06	9.63	7,500	12.97	9.75

	2,769,004			1,092,935

d.	The Company’s Board approved option plans pursuant to which the Company is authorized to issue to employees, directors and officers of the Company and its subsidiaries (the “optionees”) options to purchase ordinary shares of NIS 0.01 par value each. Under the plans, options granted before 2014 generally vest in portions as follows: 50% of total options are exercisable two years after the date determined for each optionee, a further 25% three years after the date determined for each optionee and a 25% four years after the date determined for each optionee. Starting 2014, 25% of total options are exercisable one year after the date determined for each optionee and a further 6.25% at the end of each subsequent three month period for 3 years. Options that have vested are exercisable for up to 10 years from the grant date of the options to each employee.

During 2015, the Board of Directors approved an increase in the ordinary shares reserved for issuance to 3,889,173 ordinary shares. As of December 31, 2015, an aggregate of 1,130,259 ordinary shares were available for future grants.